Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets at December 31 are summarized as follows:

(in thousands)	2012	2011
Prepaid expenses	$24,615	20,917
Supplies inventory	8,881	10,053
Other	36,710	41,461

Total	$70,206	72,431